Condensed consolidated statements of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net income (including non-controlling interests)	$ 3,047	$ 8,256
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,310	1,316
Interest expense	352	158
Interest income	(241)	(54)
Income tax expense (note 7)	420	1,381
Income from associates, joint ventures and other investments	(711)	(1,137)
Provisions on pension and other post-employment benefit liabilities	129	121
Change in fair value adjustment on call option on Mandatory Convertible Bonds (note 9)	0	10
Foreign exchange effects, write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	265	391
Changes in assets and liabilities that provided (required) cash:
Change in working capital	(597)	(3,055)
Provision movements and other liabilities	(413)	(390)
VAT and other amounts recoverable from public authorities	219	(354)
Interest paid	(380)	(204)
Interest received	207	46
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefit liabilities	(120)	(116)
Dividends received from associates, joint ventures and other investments	152	245
Income tax paid	(603)	(2,026)
Net cash provided by operating activities	3,036	4,588
Investing activities:
Purchase of property, plant and equipment and intangibles	(1,998)	(1,184)
Acquisitions of net assets of subsidiaries, net of cash acquired of 4 and 30 for the six months ended June 30, 2023 and June 30, 2022 respectively (note 3)	(2,346)	(895)
Disposal of common shares in Erdemir (note 4)	626	0
Acquisition of investments at FVOCI (note 4)	(61)	0
Acquisition of associates and joint ventures (note 4)	(49)	0
Other investing activities (net)	(56)	(68)
Net cash used in investing activities	(3,884)	(2,147)
Financing activities:
Proceeds from short-term and long-term debt	111	1,495
Payments of short-term and long-term debt	(1,512)	(727)
Share buyback (note 6)	(704)	(2,000)
Early repayment of mandatory convertible bonds (note 6)	340	0
Dividends paid (note 6)	(250)	(510)
Payment of principal portion of lease liabilities and other financing activities	(144)	(94)
Net cash used in financing activities	(2,839)	(1,836)
Net increase (decrease) in cash and cash equivalents	(3,687)	605
Effect of exchange rate changes on cash	212	(363)
Cash and cash equivalents:
At the beginning of the period	9,300	4,215
At the end of the period	$ 5,825	$ 4,457